SUMMARY OF ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Impairment of long lived assets	$ 0	$ 0	$ 0	$ 0
Income Tax Examination, Likelihood of Unfavorable Settlement	greater than 50% likely		greater than 50% likely